Borrowings - Short-Term Borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investments And Cost Method Investments [Abstract]
Balance at year-end	$ 38,889	$ 37,415
Average balance outstanding	37,258	41,334
Maximum month-end balance	$ 38,889	$ 44,155
Weighted-average rate at year-end	0.51%	1.01%
Weighted-average rate during the year	0.85%	0.81%